Segmented information (Narrative) (Details) - segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers [Line Items]
Number of operating segments	1
Number of reportable segments	1
Approximate percentage of the Company's freight revenues from national accounts	86.00%
Total freight revenues | Revenue Benchmark | Customer Concentration Risk
Revenues from External Customers [Line Items]
Concentration of risk	3.00%	3.00%	3.00%